New standards and interpretations	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
New standards and interpretations
4.	New standards and interpretations

IFRS 16,
Leases
(“IFRS 16”)
Effective January 1, 2019, the Company has adopted IFRS 16 using the modified retrospective approach, re co
g
nizing a right of use asse
t
equal to
the
lease liability at
 the date
o
f initial application, and prior periods
were
not restated. IFRS 16 which requires lessees to recognize assets and liabilities for most leases, with exemptions available for leases with a term that is twelve months or less, or where the underlying asset is of a low value.
Unless exempted, as noted above, upon inception of a lease, lessees will be required to recognize a right-of
use (“ROU”) asset, representing the Company’s right to use the underlying asset and a lease liability representing its obligation for lease payments due to the lessor. ROU assets and the corresponding liability are initially measured at the present value of non-cancellable
payments, including those made in accordance with an option period when the Company expects to exercise an option period to extend or not terminate a lease.
Effective November 1, 2014, the Company entered into a
sub-lease
with Genesys Venture Inc.
(“GVI”), a related party as described in note 17(b),
to lease office space at a rate of $170 per annum for three years ending October 31, 2017, with an
18-month
renewal period available. The lease was amended on May 1, 2016 and increased the leased area covered under the lease agreement at a rate of $212 per annum until October 31, 2019 with an
18-month
renewal
period available. The leased area covered under the lease was again increased, effective November 1, 2018 at a rate of $306 per annum until the end of the term of the lease.

The discount rate used by the Company in calculatin
g
the lease obligation relating to the ROU asset is five percent.
The impact of the adoption of IFRS 16 on the Company’s statement of financial position at January 1, 2019 is as follows:

	December 31, 2018	Impact of transition to IFRS 16	January 1, 2019
Assets
Property and equipment	$316	$677	$993
Current liabilities
Lease obligation	$—	$300	$300
Non-current liabilities
Lease obligation	$—	$377	$377

	$316	$—	$316

The impact of the adoption of the Company’s operating lease commitments to the lease obligations recognized
as a result of the adoption of IFRS 16 is as
follows
:

Operating lease commitments, including renewal options, as at December 31, 2018	$715
Adjustment of lease commitments to present value of lease liability	(38)

Lease obligation as at January 1, 2019	$677

Effective November 1, 2019, the Company modified and extended its sub-lease with GVI to lease a reduced amount of office
space at a rate of $238 per annum for three years ending October 31, 2022 with an 18-month renewal period available. This resulted in an increase to the ROU asset of $685. As at December 31, 2019, the lease obligation of the statement of financial position totaled $1,089 with $240 recorded as the current portion of the lease obligation.